Shareholder Fees	Jul. 29, 2026 USD ($)
KraneShares 90% KWEB Defined Outcome January 2027 ETF | KraneShares 90% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
KraneShares 100% KWEB Defined Outcome January 2027 ETF | KraneShares 100% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Asia Pacific High Income USD Bond ETF | KraneShares Asia Pacific High Income USD Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Bosera MSCI China A 50 Connect Index ETF | KraneShares Bosera MSCI China A 50 Connect Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares California Carbon Allowance Strategy ETF | KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares China Alpha Index ETF | KraneShares China Alpha Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares China Technology & Semiconductor STAR 50 Index ETF | KraneShares China Technology & Semiconductor STAR 50 Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Dragon Capital Growth of Vietnam Index ETF | KraneShares Dragon Capital Growth of Vietnam Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Global Carbon Strategy ETF | KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Global Humanoid Robotics and Physical AI Index ETF | KraneShares Global Humanoid Robotics and Physical AI Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Hang Seng TECH Index ETF | KraneShares Hang Seng TECH Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Hedgeye Hedged Equity Index ETF | KraneShares Hedgeye Hedged Equity Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares High-Bandwidth Memory ETF | KraneShares High-Bandwidth Memory ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF | KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares KWEB Covered Call Strategy ETF | KraneShares KWEB Covered Call Strategy ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Man Buyout Beta Index ETF | KraneShares Man Buyout Beta Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Mount Lucas Managed Futures Index Strategy ETF | KraneShares Mount Lucas Managed Futures Index Strategy ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares MSCI China Clean Technology Index ETF | KraneShares MSCI China Clean Technology Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Public-Private AI & Technology ETF | KraneShares Public-Private AI & Technology ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Public-Private Emerging Markets Internet and Technology ETF | KraneShares Public-Private Emerging Markets Internet and Technology ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Sustainable Ultra Short Duration Index ETF | KraneShares Sustainable Ultra Short Duration Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF | KraneShares Value Line(R) Dynamic Dividend Equity Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Wahed Alternative Income Index ETF | KraneShares Wahed Alternative Income Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Quadratic Deflation ETF | Quadratic Deflation ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long BABA Daily ETF | KraneShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long BIDU Daily ETF | KraneShares 2x Long BIDU Daily ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long JD Daily ETF | KraneShares 2x Long JD Daily ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long MELI Daily ETF | KraneShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long PDD Daily ETF | KraneShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0